CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
Short-term borrowings	¥ 29,070	$ 4,340	¥ 10,103
Deferred revenue	38,757	5,787	95,036
Accounts payable	27,730	4,140	29,466
Accrued and other liabilities	229,209	34,220	216,399
Income taxes payable, current	155,864	23,270	116,341
Amounts due to related parties	5,135	767	3,793
Operating lease liability, current	48,846	7,293	48,923
Liabilities classified as held for sale	78,857	11,773	83,161
Deferred tax liabilities, net	9,748	1,455
Other non-current liabilities	20	3	96
Income taxes payable, non-current	29,553	4,412	21,475
Operating lease liability, non-current	¥ 197,889	$ 29,544	¥ 198,687
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.003		$ 0.003
Preferred shares, shares authorized | shares	1,666,667	1,666,667	1,666,667
Preferred shares, shares issued | shares	0	0	0
Preferred shares, shares outstanding | shares	0	0	0
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.003		0.003
Ordinary shares, shares authorized | shares	66,666,667	66,666,667	66,666,667
Ordinary shares, shares issued | shares	47,398,276	47,398,276	41,973,276
Ordinary shares, shares outstanding | shares	47,398,276	47,398,276	41,973,276
Class C Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.003		$ 0.003
Ordinary shares, shares authorized | shares	8,333,333	8,333,333	8,333,333
Ordinary shares, shares issued | shares	4,708,415	4,708,415	4,708,415
Ordinary shares, shares outstanding | shares	4,708,415	4,708,415	4,708,415
Consolidated variable interest entity without recourse
Short-term borrowings	¥ 29,070		¥ 10,000
Deferred revenue	37,421		89,633
Accounts payable	11,060		11,321
Accrued and other liabilities	204,760		187,138
Income taxes payable, current	152,161		113,879
Amounts due to related parties	5,069		3,793
Operating lease liability, current	20,041		21,339
Liabilities classified as held for sale	78,857		83,161
Deferred tax liabilities, net	8,119		0
Other non-current liabilities	20		95
Income taxes payable, non-current	29,553		21,475
Operating lease liability, non-current	¥ 73,462		¥ 74,883